LEASES (Tables)	12 Months Ended
Mar. 31, 2026
Leases
SCHEDULE OF LEASE EXPENSE

The components of the Company’s lease expense are as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Operating lease cost	3,249	651	1,230
Short-term lease cost	-	-	-
Lease cost	3,249	651	1,230

Supplemental cash flow information related to its operating leases was as follows for the year ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	4,151	651	1,230

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2025 and 2026:

	As of March 31,
Remaining lease term and discount rate:	2025	2026
	RMB	RMB
Weighted average remaining lease term (years)	2.20	1.30
Weighted average discount rate	3.45%	3.45%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of its lease liabilities for all operating leases are as follows as of March 31, 2026:

Year Ended March 31,
RMB
2027	1,164
2028	288
Total lease payments	1,452
Less: Interest	(25)
Present value of lease liabilities	1,427
Less current portion, record in current liabilities	(1,141)
Lease liabilities – non-current	286

SCHEDULE OF MINIMUM LEASE PAYMENTS

The future minimum lease payments of the capital lease as of March 31, 2026 were as follows:

March 31,	Amount
2027	78
2028	78
2029	65
Less: unearned discount	(31)
190
Less: Current portion lease liability	(60)
Lease liabilities – non-current	$130